Business Combinations - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Combinations [Abstract]
Business acquisition, total purchase consideration	$ 111	¥ 721	¥ 0	¥ 332